Related party transactions - Transactions between associates and joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income statement items
Sales	$ 13	$ 10	$ 14
Purchases	72	65	73
Balance sheet items
Group payables	0	2	2
Group receivables	1	1	2
Loans receivable	32	37	355
Cash flow items
Loans and equity contributions, net	$ 46	$ 84	$ 134